Consolidated condensed statements of changes in equity - USD ($) $ in Thousands	Total	Total Equity Attributable to Company [Member]	Share Capital [Member]	Parent Company Reserves [Member]	Other Reserves [Member]	Retained Earnings [Member]	Accumulated Currency Translation Differences [Member]	Non-controlling Interest [Member]
Balance, beginning of period at Dec. 31, 2018	$ 1,756,112	$ 1,617,384	$ 10,022	$ 2,029,940	$ 95,011	$ (449,274)	$ (68,315)	$ 138,728
Profit/(loss) for the three -month period after taxes	(3,690)	(8,957)	0	0	0	(8,957)	0	5,267
Change in fair value of cash flow hedges	(34,618)	(30,302)	0	0	(31,984)	1,682	0	(4,316)
Currency translation differences	(22,975)	(20,701)	0	0	0	0	(20,701)	(2,274)
Tax effect	8,697	8,013	0	0	8,013	0	0	684
Other comprehensive income/(loss)	(48,896)	(42,990)	0	0	(23,971)	1,682	(20,701)	(5,906)
Total comprehensive income/(loss) for the period	(52,586)	(51,947)	0	0	(23,971)	(7,275)	(20,701)	(639)
Capital reduction	(1,442)	0	0	0	0	0	0	(1,442)
Dividend distribution	(37,081)	(37,081)	0	(37,081)	0	0	0	0
Balance, end of period at Mar. 31, 2019	1,665,003	1,528,356	10,022	1,992,859	71,040	(456,549)	(89,016)	136,647
Balance, beginning of period at Dec. 31, 2019	1,714,856	1,508,476	10,160	1,900,800	73,797	(385,457)	(90,824)	206,380
Profit/(loss) for the three -month period after taxes	(38,265)	(40,511)	0	0	0	(40,511)	0	2,246
Change in fair value of cash flow hedges	(40,170)	(39,775)	0	0	(39,775)	0	0	(395)
Currency translation differences	(31,425)	(20,584)	0	0	0	0	(20,584)	(10,841)
Tax effect	9,962	9,863	0	0	9,863	0	0	99
Other comprehensive income/(loss)	(61,633)	(50,496)	0	0	(29,912)	0	(20,584)	(11,137)
Total comprehensive income/(loss) for the period	(99,898)	(91,007)	0	0	(29,912)	(40,511)	(20,584)	(8,891)
Dividend distribution	(45,828)	(41,658)	0	(41,658)	0	0	0	(4,170)
Balance, end of period at Mar. 31, 2020	$ 1,569,130	$ 1,375,811	$ 10,160	$ 1,859,142	$ 43,885	$ (425,968)	$ (111,408)	$ 193,319